Property, furniture and equipment, net - Additional information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2025 PEN (S/)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Cash outflows for lease obligations	S/ 83,054,000,000		S/ 82,644,000,000
Gains on disposals of property, plant and equipment	2,078,000		12,879,000		S/ 15,300,000
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	351,192,000		210,579,000		183,546,000
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals, property, plant and equipment	1,382,000		32,583,000	$ 12,090,000	17,367,000	$ 8,552,000
Additions | $		$ 34,683,000
Gains on disposals of property, plant and equipment	S/ 2,078,000		12,879,000		15,300,000
Percentage of shares and rights of property acquisition	100.00%	100.00%
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals, property, plant and equipment	S/ 1,162,000	$ 680,000	S/ 45,462,000		S/ 32,667,000
Disposal of property plant and equipment	2,298,000
Additions	S/ 116,909,000